Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Summary of Assets And Liabilities Measured Or Disclosed At Fair Value
As of December 31, 2021 and June 30, 2022, assets measured at fair value are summarized below:

		Fair value measurement at December 31, 2021 using
	Total Fair Value at December 31, 2021	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	5,989	—	5,989	—	5,989
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	585	—	—	585	(25,340)

Total assets measured at fair value	6,574	—	5,989	585	(19,351)
As of December 31, 2021 and June 30, 2022, assets measured at fair value are summarized below:

			Fair value measurement at June 30, 2022 using
	Total Fair Value at June 30, 2022		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	USD	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	3	—	—	3	—	3
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	—	(6,376)

Total assets measured at fair value	3	—	—	3	—	(6,373)

(i)
For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value. The Company recognized impairment charges of long-term investments during the year ended December 31, 2021 and the six months ended June 30, 2022.